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        As filed with the Securities and Exchange Commission on November 9, 2006
                                           Securities Act File No. 333-137955

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. |_|

                                ING EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
    Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                              ING EQUITY TRUST

                   CONTENTS OF REGISTRATION STATEMENT

  This Registration Statement consists of the following papers and documents:

 - Cover Sheet
 - Contents of Registration Statement
 - Explanatory Note
 - Signature Page

                             EXPLANATORY NOTE

     This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for ING Equity Trust ("Registrant") incorporates by reference Registrant's Part A, Part B and Part C contained in Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on October 10, 2006. This Pre-Effective Amendment No. 1 is being filed for the sole purpose of delaying the effectiveness of the Registration Statement under the Securities Act of 1933.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 9th day of November, 2006.

                                        ING EQUITY TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                        Huey P. Falgout, Jr.
                                        Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                            TITLE                         DATE
---------------------------  -------------------------------------  ----------------

                             President and Chief Executive Officer  November 9, 2006
---------------------------
James M. Hennessy*

                                Senior Vice President and Chief/    November 9, 2006
---------------------------       Principal Financial Officer
Todd Modic*

                                            Trustee                 November 9, 2006
---------------------------
John G. Turner*

                                            Trustee                 November 9, 2006
---------------------------
John V. Boyer*

                                            Trustee                 November 9, 2006
---------------------------
J. Michael Earley*

                                            Trustee                 November 9, 2006
---------------------------
R. Barbara Gitenstein*

                                            Trustee                 November 9, 2006
---------------------------
Walter H. May, Jr.*

                                            Trustee                 November 9, 2006
---------------------------
Jock Patton*

                                            Trustee                 November 9, 2006
---------------------------
David W.C. Putnam*

                                            Trustee                 November 9, 2006
---------------------------
Patrick W. Kenny*

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
                                            Trustee                 November 9, 2006
---------------------------
Roger B. Vincent*

                                            Trustee                 November 9, 2006
---------------------------
Sheryl K. Pressler*

                                            Trustee                 November 9, 2006
---------------------------
Patricia W. Chadwick*


*By: /s/ Huey P. Falgout, Jr.
--------------------------------
         Huey P. Falgout, Jr.
         Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust filed on October 10, 2006, File No. 333-137955, and incorporated herein by reference.